SCHEDULE OF RESULTS OF DISCONTINUED OPERATIONS (Details) - USD ($)	10 Months Ended	12 Months Ended
	Nov. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue		$ 209,100
Research and development		8,165,128	6,634,317	2,083,815
Selling, marketing and administration		9,055,528	8,137,998	6,697,387
Interest expense		364,619	937,903	819,911
Impairment loss				1,764,459
Other income		(75,084)	(41,148)	(10,540)
Operating expenses		17,220,656	14,772,315	8,781,202
Net income, net of taxes				$ (5,481,757)
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,426,355
Cost of revenue	1,201,373
Gross margin	3,224,982
Research and development	5,677,222
Selling, marketing and administration	1,950,526
Interest expense	74,494
Impairment loss
Other income	(1,251,737)
Operating expenses	6,450,505
Loss from discontinued operations	(3,225,523)
Gain on sale of discontinued operations, net of taxes	8,707,280
Income tax recovery
Net income, net of taxes	$ 5,481,757